Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Limited Maturity Quality Income Fund and Deutsche Ultra-Short Investment Grade Fund (collectively, the “Funds”), each a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 25, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

             Scott D. Hogan
             Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.